Accumulated Other Comprehensive Income, Reclassifications out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive loss [Abstract]
Net gain on securities transactions	[1]	$ 1,155	$ 0	$ 0
Salaries and employee benefits		45,647	46,630	42,107
Income tax effect		16,994	18,669	18,209
Net income		52,452	57,840	61,445
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive loss [Abstract]
Net income		1,524	349	486
Unrealized Gains on Securities Available for Sale [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive loss [Abstract]
Net gain on securities transactions		1,155	0	0
Income tax effect		(300)	0	0
Net income		855	0	0
Amortization of Pension and Postretirement Benefit Items [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive loss [Abstract]
Income tax effect		(235)	(122)	(170)
Net income		669	349	486
Amortization of Net Actuarial Gain [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive loss [Abstract]
Salaries and employee benefits		708	274	556
Amortization of Prior Service Credit [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive loss [Abstract]
Salaries and employee benefits		$ 196	$ 197	$ 100

[1]	Not within the scope of ASC 606.